Financial Instruments - Celsius and Other AFS (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Celsius and Other AFS [Line Items]
Impairment Losses, Investments, Available-for-Sale Securities1	$ 0	$ 0	$ 0
Debt Securities, Available-for-Sale, Accumulated Gross Unrealized Gain, before Tax	334	612
Celsius, AFS debt security
Celsius and Other AFS [Line Items]
Payments to Acquire Debt Securities, Available-for-Sale			$ 550
Preferred Stock, Redemption Terms			seven
Preferred Stock, Convertible, Conversion Price			$ 75
Preferred Stock, Dividend Rate, Percentage			5.00%
Preferred Stock, Convertible, Terms			six
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		558
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Period Increase (Decrease)	$ (21)	$ (14)
Significant unobservable input used in level 3 fair value measurement - Celsius	7.30%	8.10%
Significant unobservable input used in level 3 fair value measurement - Celsius, probability assumption	80.00%	80.00%
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Asset (Liability), Gain (Loss), OCI	$ (350)	$ 612	$ 0
Other, AFS debt securities
Celsius and Other AFS [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	184
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Asset (Liability), Gain (Loss), OCI	$ 72
Significant unobservable input used in level 3 fair value measurement - Other AFS, discount rate assumption	8.30%